S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 18, 2026 USD ($) $ / shares shares
Bleichroeder Sponsor 3 LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	11,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Bleichroeder Sponsor 3 LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Bleichroeder Sponsor 3 LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Bleichroeder Sponsor 3 LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	2,000,000
MJP Advisory Group [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 18,000